RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated statement of shareholders' equity (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	¥ 846,225	¥ 626,170	¥ 611,394
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	110,448	102,713	82,865
Non-cash finance lease expense	28,503	23,847	20,523
Investment revaluation (gain) loss	(4,459)	1,965	96
Deferred income taxes, net	4,418	50,993	3,334
Changes in assets and liabilities:
Accounts receivable, net	(15,664)	(16,246)	(3,302)
Real estate inventory	1,204,545	1,122,406	(1,569,350)
Contract assets	95,081	199,522	(178,305)
Prepaid and other current assets	112,238	(290,238)	47,429
Operating lease, net	(2,307)	2,655	(805)
Other assets	(156,158)	15,890	11,963
Accounts payable	433,699	(130,709)	50,699
Net change in contract liabilities	207,224	(130,271)	4,552
Accrued expenses and other current liabilities	405,722	(12,654)	(730)
Net Cash Provided by (Used in) Operating Activities	3,313,098	1,571,895	(919,637)
Cash flows from investing activities:
Purchases of property and equipment	(2,521,787)	(2,221,499)	(1,250,451)
Purchases of intangible assets	(2,351)	(6,359)	(2,438)
Purchase of investments and investments in marketable securities	(100,841)	(15,203)	(8,150)
Proceeds from sale of investments in marketable securities			5,000
Net cash used in investing activities	(2,621,797)	(2,243,061)	(1,256,039)
Cash flows from financing activities:
Proceeds from notes payable	14,734,600	15,014,801	14,580,822
Payments on notes payable	(13,969,871)	(14,745,923)	(11,944,327)
Payments on IPO costs		(229,046)	(63,702)
Repayments of principal portion of finance lease liability	(27,999)	(25,689)	(18,262)
Net cash provided by financing activities	695,755	1,176,573	2,554,531
Effect of exchange rate change on cash and cash equivalents	(30,880)	8,904	4,410
Net increase in cash and cash equivalents	1,356,176	514,311	383,265
Cash and cash equivalents, beginning of year	1,300,684	786,373	403,108
Cash and cash equivalents, end of year	2,656,860	1,300,684	786,373
Cash paid during the year for
Interest	44,544	352,355	292,581
Income taxes	309,482	316,050	396,669
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	747,616	2,613	103,771
Finance lease right - of - use assets obtained in exchange for finance lease liabilities	¥ 38,066	38,673	50,685
As Previously Reported
Cash flows from operating activities:
Net income			536,482
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization			76,522
Deferred income taxes, net			8,744
Changes in assets and liabilities:
Accounts receivable, net			(206,566)
Real estate inventory			(1,555,861)
Prepaid and other current assets			29,124
Intangible asset, net			(1,477)
Operating lease, net			21,165
Other assets			(60,835)
Accounts payable			43,245
Net change in contract liabilities			13,981
Accrued expenses and other current liabilities			(22,507)
Net Cash Provided by (Used in) Operating Activities			(1,117,983)
Cash flows from investing activities:
Purchases of property and equipment			(1,244,116)
Purchases of intangible assets			(4,126)
Other - net investing			702
Net cash used in investing activities			(1,247,540)
Cash flows from financing activities:
Proceeds from notes payable			14,688,192
Payments on notes payable			(11,944,327)
Other - net financing			461
Net cash provided by financing activities			2,744,326
Effect of exchange rate change on cash and cash equivalents			4,462
Net increase in cash and cash equivalents			383,265
Cash and cash equivalents, beginning of year		¥ 786,373	403,108
Cash and cash equivalents, end of year			786,373
Cash paid during the year for
Interest			100,314
Income taxes			238,032
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			103,771
Adjustment
Cash flows from operating activities:
Net income			74,912
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization			6,343
Non-cash finance lease expense			20,523
Investment revaluation (gain) loss			96
Deferred income taxes, net			(5,410)
Changes in assets and liabilities:
Accounts receivable, net			203,264
Real estate inventory			(13,489)
Contract assets			(178,305)
Prepaid and other current assets			18,305
Intangible asset, net			1,477
Operating lease, net			(21,970)
Other assets			72,798
Accounts payable			7,454
Net change in contract liabilities			(9,429)
Accrued expenses and other current liabilities			21,777
Net Cash Provided by (Used in) Operating Activities			198,346
Cash flows from investing activities:
Purchases of property and equipment			(6,335)
Purchases of intangible assets			1,688
Purchase of investments and investments in marketable securities			(8,150)
Proceeds from sale of investments in marketable securities			5,000
Other - net investing			(702)
Net cash used in investing activities			(8,499)
Cash flows from financing activities:
Proceeds from notes payable			(107,370)
Payments on IPO costs			(63,702)
Repayments of principal portion of finance lease liability			(18,262)
Other - net financing			(461)
Net cash provided by financing activities			(189,795)
Effect of exchange rate change on cash and cash equivalents			(52)
Cash paid during the year for
Interest			192,267
Income taxes			¥ 158,637